Goodwill and Other Intangible Assets - Summary of Changes in Gross Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, beginning balance	$ 2,165,810	$ 2,172,922	$ 1,993,990
Goodwill acquired during the year		29,360	182,117
Purchase price adjustments and other		(36,472)	(3,185)
Impairment losses	0	0
Goodwill, ending balance	2,165,697	2,165,810	2,172,922
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 2,154,790	2,161,902	1,982,970
Goodwill acquired during the year		29,360	182,117
Purchase price adjustments and other		(36,472)	(3,185)
Impairment losses		0	0
Goodwill, ending balance		$ 2,154,790	$ 2,161,902